Financial risk management and financial instruments - Summary of Changes in Convertible Notes (Details) - Exchangeable Notes Due 2026 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Beginning Balance	€ 1,539	€ 1,203
Changes in fair value recognized in consolidated statement of operations	123	240
Changes in fair value recorded in other comprehensive income	0	8
Effect of changes in foreign exchange rates	(204)	88
Ending Balance	€ 1,458	€ 1,539